Related Party Transactions	1 Months Ended
Jun. 30, 2018
Successor [Member]
Related Party Transactions

17. Related party transactions

Related party advances

During the period from January 23, 2017 (inception of NESR prior to the Business Combination) through May 17, 2017, NESR Holdings advanced the Company an aggregate of $0.2 million for costs associated with NESR’s initial public offering and for working capital purposes. The advances are non-interest bearing, unsecured and due on demand. The Company has repaid $0.2 million of such advances. Advances amounting to $0 and $1.0 thousand were outstanding as of June 30, 2018 and December 31, 2017, respectively.

During the Successor Period, Tom Wood, a founder of the Company, a shareholder in NESR Holdings and a member of the Company’s board of directors, advanced the Company $0.4 million. The advance is non-interest bearing, unsecured and due on demand. Advances amounting to $0.4 million were outstanding as of June 30, 2018.

Mubadarah Investments LLC

GES leases office space in a building it owns to Mubadarah Investment LLC (“Mubadarah”) along with other Mubadarah group entities. GES charges rental income to these group entities for the occupation of office space, based on usage. Rental income charged by GES to Mubadarah group entities amounted to $14.0 thousand in the Successor Period ended June 30, 2018. The outstanding balance of payables to Mubadarah was $5.1 million at June 30, 2018. Mubadarah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubadarah, own 22% of the Company.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is 99% owned by Tasneea Oil & Gas Technology LLC (“Tasneea”), which is 80% owned by Mubadarah and 20% owned by GES, and 1% owned by Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES amounts of $0.3 million in the Successor Period ended June 30, 2018, in relation to these services.

Esnaad Solutions LLC (“Esnaad”)

Esnaad is 99% owned by Mubadarah and is a supply chain company involved in the sourcing and procurement of products for the oil and gas industry. Esnaad has charged GES amounts of $33.0 thousand in the Successor Period ended June 30, 2018, against the purchase of chemicals, drilling fluids, materials and supplies.

Key management and founders

Hilal Al Busaidy and Yasser Al Barami are both founding shareholders of GES. Certain shares owned by them were converted into NESR shares as part of the Business Combination. GES has made advances to these former members of GES management prior to the Business Combination. The cumulative advances outstanding as at June 30, 2018 were $4.8 million.